Cash and cash equivalents and Marketable securities (Tables)	6 Months Ended
Jun. 30, 2022
Cash And Cash Equivalents And Marketable Securities
Cash and cash equivalents

3.1.	Cash and cash equivalents

They include cash, available bank deposits and short-term financial investments with high liquidity, which meet the definition of cash and cash equivalents.

	06.30.2022	12.31.2021
Cash at bank and in hand	231	299
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	6,072	1,951
Other investment funds	205	163
	6,277	2,114
- Abroad
Time deposits	6,195	4,310
Automatic investing accounts and interest checking accounts	3,555	3,732
Other financial investments	29	12
	9,779	8,054
Total short-term financial investments	16,056	10,168
Total cash and cash equivalents	16,287	10,467

Marketable securities
3.2.	Marketable securities
	06.30.2022	12.31.2021
Fair value through profit or loss	622	650
Amortized cost	2,282	44
Total	2,904	694
Current	2,855	650
Non-current	49	44